Consolidated Statement of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Product and service revenues	$ 121,288	$ 85,270
Cost of product and service revenues	79,688	61,086
Gross margin	41,600	24,184
Operating expenses:
Research and product development	25,022	19,827
General and administrative	12,602	12,938
Sales and marketing	7,951	7,190
Other expense	902	2,298
Total operating expenses	46,477	42,253
Results from operating activities	(4,877)	(18,069)
Finance income (loss) and other	1,780	(777)
Finance expense	(732)	(686)
Net finance expense	1,048	(1,463)
Loss on sale of assets	(1,365)	(623)
Equity in earnings of investment in joint venture	201	0
Impairment charges on intangible assets and property, plant and equipment	(1,484)	(1,151)
Loss before income taxes	(6,477)	(21,306)
Income tax expense	(1,571)	(381)
Net loss	(8,048)	(21,687)
Items that may be reclassified subsequently to profit or loss:
Actuarial loss on defined benefit plans	(206)	(361)
Items that will not be reclassified to profit or loss:	(206)	(361)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation differences	(1,139)	268
Items that may be reclassified subsequently to profit or loss:	(1,139)	268
Other comprehensive loss, net of tax	(1,345)	(93)
Total comprehensive loss	$ (9,393)	$ (21,780)